SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 42,658.1	$ 39,022.3	$ 31,979.0
Expenses
Interest expense	217.0	189.7	166.5
Total expenses	35,484.9	33,862.0	28,815.4
Income before income taxes	7,173.2	5,160.3	3,163.6
Benefit for income taxes	(1,468.6)	(1,180.3)	(542.6)
Net income attributable to Progressive	5,704.6	3,970.3	2,615.3
Comprehensive income attributable to Progressive	6,291.9	4,432.9	2,520.1
Parent Company
Revenues
Dividends from subsidiaries	4,096.5	2,277.9	939.1
Undistributed income (loss) from subsidiaries	1,774.4	1,821.3	1,770.7
Equity in net income of subsidiaries	5,870.9	4,099.2	2,709.8
Intercompany investment income	16.5	31.1	39.4
Total revenues	5,887.4	4,130.3	2,749.2
Expenses
Interest expense	218.1	190.4	166.8
Deferred compensation	33.9	16.6	7.5
Other operating costs and expenses	7.2	5.5	5.1
Total expenses	259.2	212.5	179.4
Income before income taxes	5,628.2	3,917.8	2,569.8
Benefit for income taxes	76.4	52.5	45.5
Net income attributable to Progressive	5,704.6	3,970.3	2,615.3
Other comprehensive income (loss)	587.3	462.6	(95.2)
Comprehensive income attributable to Progressive	$ 6,291.9	$ 4,432.9	$ 2,520.1